Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deposits [line items]
Deposits from customers	$ 2,141,977,734	$ 2,017,874,559
In Pesos
Disclosure Of Deposits [line items]
Deposits from customers	1,766,150,175	1,631,577,979
In Pesos | Checking Accounts
Disclosure Of Deposits [line items]
Deposits from customers	294,749,579	466,787,323
In Pesos | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	560,336,808	465,304,051
In Pesos | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	788,224,021	643,940,403
In Pesos | Time Deposits – UVA
Disclosure Of Deposits [line items]
Deposits from customers	37,367,825	30,078,384
In Pesos | Other
Disclosure Of Deposits [line items]
Deposits from customers	40,660,400	5,958,497
In Pesos | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	44,811,542	19,509,321
In Foreign Currency
Disclosure Of Deposits [line items]
Deposits from customers	375,827,559	386,296,580
In Foreign Currency | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	310,307,348	314,644,903
In Foreign Currency | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	58,500,808	65,306,279
In Foreign Currency | Other
Disclosure Of Deposits [line items]
Deposits from customers	6,918,371	6,214,561
In Foreign Currency | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	$ 101,032	$ 130,837